Lines of credit (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Borrowing limit	$ 14,300,000	$ 14,300,000
Principal Borrowed	14,210,845	13,416,391
Accured Interest	3,745,188	2,411,764
Total Outstanding	17,956,033	15,828,155
Chairman And C E O [Member]
Line of Credit Facility [Line Items]
Borrowing limit	10,300,000	10,300,000
Principal Borrowed	10,300,000	10,300,000
Accured Interest	3,298,537	2,136,330
Total Outstanding	13,598,537	12,436,330
V P [Member]
Line of Credit Facility [Line Items]
Borrowing limit	4,000,000	4,000,000
Principal Borrowed	3,910,845	3,116,391
Accured Interest	446,651	275,434
Total Outstanding	$ 4,357,496	$ 3,391,825
Chairman And C E O [Member]
Line of Credit Facility [Line Items]
[custom:InterestRate]	100.00%	100.00%
V P [Member]
Line of Credit Facility [Line Items]
[custom:InterestRate]	100.00%	100.00%